Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equipment [Abstract]
Equipment
8.	Equipment

Computers

Cost
Balance, December 31, 2023	$2,820
Foreign currency translation	(219)
Balance, December 31, 2024	$2,601
Foreign currency translation	3
Balance, June 30, 2025	$2,604

Accumulated depreciation
Balance, December 31, 2023	$1,079
Depreciation	546
Foreign currency translation	(111)
Balance, December 31, 2024	$1,514
Depreciation	1,085
Foreign currency translation	5
Balance, June 30, 2025	$2,604

Net book value
December 31, 2024	$1,087
June 30, 2025	$-

8.	Equipment

Computers
Cost
Balance, December 31, 2022	$2,759
Foreign currency translation	61
Balance, December 31, 2023	$2,820
Foreign currency translation	(219)
Balance, December 31, 2024	$2,601

Accumulated depreciation
Balance, December 31, 2022	$505
Depreciation	554
Foreign currency translation	20
Balance, December 31, 2023	$1,079
Depreciation	546
Foreign currency translation	(111)
Balance, December 31, 2024	$1,514

Net book value
December 31, 2023	$1,741
December 31, 2024	$1,087